LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2019
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

12.   LONG-TERM INVESTMENTS

The Company’s long-term investments consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Equity investments without readily determinable fair values	51,410	43,824	6,295
Equity method investments	490,376	124,116	17,828
Available-for-sale debt investments	2,537	1,713	246
	544,323	169,653	24,369

Equity investments without readily determinable fair values

The Company disposed equity investments without readily determinable fair value at a consideration of RMB26,653 and RMB13,122  (US$1,885) in 2018 and 2019, respectively.

The investment income comprised of dividend income of RMB406 and RMB461  (US$66), and disposal gain of RMB20,496 and RMB5,536  (US$795) for the years ended December 31, 2018 and 2019, respectively.

The Company recorded an impairment loss of long-term investment amounting RMB20,258,  nil and nil for the years ended December 31, 2017, 2018 and 2019, respectively.

Equity method investments:

				Increase (decrease)
				during
				the year ended
	As of December 31, 2017			December 31, 2018			As of December 31, 2018
		Share	Investments					Share	Investments	Investments
	Cost of	equity	in equity	Cost of	Share	Derecognize of	Cost of	equity gain	in equity	in equity
	investments	gain (loss)	investee	investments	equity loss	share equity loss	investments	(loss)	investee	investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Yizhuang Fund	101,000	176,036	277,036	—	(150,355)	—	101,000	25,681	126,681	18,425
Unis Tech	49,000	(12,961)	36,039	(49,000)	(3,548)	16,509	—	—	—	—
Shihua DC Holdings	147,176	(9,429)	137,747	219,447	(24,229)	—	366,623	(33,658)	332,965	48,428
Jingliang Inter Cloud	—	—	—	6,000	(34)	—	6,000	(34)	5,966	868
Jingliang Century Cloud	—	—	—	4,000	—	—	4,000	—	4,000	582
Huaye Cloud	—	—	—	23,333	(6,319)	—	23,333	(6,319)	17,014	2,474
ZJK Energy	—	—	—	5,907	(2,157)	—	5,907	(2,157)	3,750	545
WiFire Entities	15,000	(15,000)	—	—	—	—	15,000	(15,000)	—	—
	312,176	138,646	450,822	209,687	(186,642)	16,509	521,863	(31,487)	490,376	71,322

				Increase (decrease)
				during
				the year ended
	As of December 31, 2018			December 31, 2019			As of December 31, 2019
		Share	Investments		Share	Distribution/derecognize		Share	Investments	Investments
	Cost of	equity	in equity	Cost of	equity gain	of share	Cost of	equity gain	in equity	in equity
	investments	gain (loss)	investee	investments	(loss)	equity (gain) loss	investments	(loss)	investee	investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Yizhuang Fund	101,000	25,681	126,681	—	1,671	(20,200)	101,000	7,152	108,152	15,535
Shihua DC Holdings	366,623	(33,658)	332,965	(337,555)	(17,718)	22,308	29,068	(29,068)	—	—
Jingliang Inter Cloud	6,000	(34)	5,966	—	(1,894)	—	6,000	(1,928)	4,072	585
Jingliang Century Cloud	4,000	—	4,000	—	—	—	4,000	—	4,000	575
Huaye Cloud	23,333	(6,319)	17,014	(23,333)	(11,534)	17,853	—	—	—	—
ZJK Energy	5,907	(2,157)	3,750	—	212	—	5,907	(1,945)	3,962	569
WiFire Entities	15,000	(15,000)	—	5,000	(5,000)	—	20,000	(20,000)	—	—
Qidi Chengxin	—	—	—	3,930	—	—	3,930	—	3,930	564
	521,863	(31,487)	490,376	(351,958)	(34,263)	19,961	169,905	(45,789)	124,116	17,828

In April 2012, the Company through its subsidiary, 21Vianet Beijing, entered into an agreement to invest in the Yizhuang Venture Investment Fund (“Yizhuang Fund”) as a limited partner with an amount of RMB50,500. In December 2013, the Company made the second tranche of investment of another amount of RMB50,500 in the Yizhuang Fund, and held 27.694% of the investee as of December 31, 2017, 2018 and 2019. Given the Company holds more than three percent interest in the Yizhuang Fund as a limited partner, the investment is accounted for under the equity method as prescribed in ASC Subtopic 323‑10, Investments –  Equity Method (“ASC 323‑10”). In December 2019, the Company received distribution from Yizhuang Fund as return on investments with an amount of RMB20,200 (US$2,902).

In June 2016, the Company through its subsidiary, 21Vianet Beijing, and a related company jointly set up Unisplendour-Vianet Technology Inc. (“Unis Tech”). The Company injected capital of RMB49,000 to acquire 49% of equity interest in Unis Tech with the ability to exercise significant influence. In March 2018, the Company disposed all its equity interests in the Unis Tech with a total cash consideration of RMB49,000 and recognized investment loss with an amount of RMB3,548 and disposal gain with an amount of RMB16,509.

In March 2017, the Company through its subsidiary, 21Vianet HK, and Warburg Pincus jointly set up two JVs, Shihua Holdings 2 and Shihua Investment Management (collectively, "Shihua DC Holdings”). The Company injected capital of RMB133,639 and RMB13,537 to acquire 49% of equity interest in Shihua Holdings 2 and Shihua Investment Management, respectively. In the year of 2018, the Company increased the capital injection with the amount of RMB203,916 and RMB15,531 in Shihua Holdings 2 and Shihua Investment Management, respectively. In July 2019, the Company entered into restructuring agreements with Warburg Pincus. Pursuant to the restructuring agreements, Shihua Holdings 2 repurchased and cancelled Warburg Pincus's share in Shihua Holdings 2. Upon completion of restructuring on August 20, 2019, Shihua Holdings 2 became a wholly-owned subsidiary of the Company (Note 4), thus RMB337,555  (US$48,487) and RMB22,308  (US$3,204) of cost of investment and accumulative share equity loss in Shihua Holdings 2 were derecognized as of December 31,2019. Pursuant to the restructuring agreements, the Company and Warburg Pincus would inject additional capital on pro-rata basis to liquidate and terminate Shihua Investment Management. Therefore, the Company recognized additional share equity loss in Shihua Investment Management with an amount of RMB16,290 (US$2,340) as of December 31, 2019.

In September 2017, after the disposal of 66.67% equity interest in the WiFire Entities, the Company held the remaining 33.33% equity interest in the WiFire Entities, which is accounted for equity method investment at fair value of RMB6 yuan at the disposal date. In December 2017, the Company injected capital of RMB15,000 in the WiFire Entities pursuant to the sale and purchase agreement. In 2019, the Company increased capital injection of RMB5,000  (US$716) in the WiFire Entities. As of December 31, 2019, the equity method investment balance is reduced to nil after the pickup of loss in the WiFire Entities.

In January 2018, the Company through its subsidiary, 21Vianet Beijing, and a third company jointly set up Beijing Jingliang Interconnected Cloud Technology Inc. (“Jingliang Inter Cloud”) and Jingliang Century Cloud Technology Inc. (“Jingliang Century Cloud”). The Company injected capital of RMB6,000 and RMB4,000 and the Company held 60% and 40% of equity interest in Jingliang Inter Cloud and Jingliang Century Cloud, respectively. Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over Jingliang Inter Cloud’s operation and financial decisions.

In March 2018, the Company through its subsidiary, 21Vianet Beijing, acquired 50% equity interest in Guangdong Huaye Cloud Inc. (“Huaye Cloud”) with an amount of RMB23,333, with the ability to exercise significant influence. In November 2019, the Company disposed all its equity interest in Huaye Cloud with a total cash consideration of RMB23,333(US$3,352) and recognized investment loss with an amount of RMB17,853(US$2,564) and disposal gain with an amount of RMB17,853(US$2,564).

In December 2019, the Company through its subsidiary, 21Vianet Beijing, and a third company jointly set up Chengdu Qidi Chengxin Education Limit ("Qidi Chengxin"). The Company injected capital of RMB3,930  (US$564) and hold 59% of equity interest in Qidi Chengxin. Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over operation and financial decisions.

Available-for-sale debt investments

Available-for-sale debt investments consist of investments in convertible notes with conversion option to preferred shares that are not readily convertible to cash and therefore the bifurcation of embedded derivative is not required as the conversion option did not qualify as derivatives in accordance with ASC 815 “Derivatives and Hedging”.